Stock-Based Compensation and Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 1,800
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period				1 year 6 months 24 days
Share-based compensation				$ 3,868	$ 3,121	$ 1,936
Proceeds from contributed capital	$ 30,600	$ 69,800		$ 100,407		$ 32,300
Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement				Monte Carlo simulation valuation approach
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement				Black-Scholes option valuation model
Shares reserved for issuance				53,621,891
313 Acquisition LLC | Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description				The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period				5 years
313 Acquisition LLC | Incentive Units Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (shares)				85,882,836
Stock compensation award, vesting percentage				33.33%
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voluntarily relinquished (shares)			4,315,106
Incentive units issued as share-based compensation awards (shares)				42,169,456
313 Acquisition LLC | Incentive Units Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage				66.67%
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voluntarily relinquished (shares)				905,000	4,415,106
Expected volatility				55.00%
Weighted average grant date fair value of the outstanding units (in dollars per share)				$ 0.30	$ 0.38
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term				3 years 11 months 15 days
Risk-free rate				0.62%
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				125.00%
Expected exercise term				6 years
Risk-free rate				1.18%
Vivint
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voluntarily relinquished (shares)				2,320,552	2,307,172
Vivint | Stock Appreciation Rights Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage				33.33%
Vivint | Stock Appreciation Rights Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage				66.67%
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description				The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Unrecognized compensation expense				$ 900
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period				2 years 9 months 23 days
Weighted average grant date fair value of the outstanding units (in dollars per share)				$ 0.22	$ 0.25
Incentive units issued as share-based compensation awards, outstanding (shares)				21,993,158
Expected dividends				0.00%
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				55.00%
Expected exercise term				6 years
Risk-free rate				0.61%
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				125.00%
Expected exercise term				6 years 5 months 18 days
Risk-free rate				1.77%
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voluntarily relinquished (shares)				63,500	0
Weighted average grant date fair value of the outstanding units (in dollars per share)				$ 2.30	$ 6.02
Incentive units issued as share-based compensation awards, outstanding (shares)				17,500
Expected dividends				0.00%
Vivint Wireless | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				65.00%
Expected exercise term				6 years
Risk-free rate				1.51%
Vivint Wireless | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term				6 years 6 months
Risk-free rate				1.77%